UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-02527

Deutsche Money Funds
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  7/31

Date of reporting period:  4/30/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of April 30, 2015 (Unaudited)

Deutsche Money Market Prime Series

	Principal Amount ($)	Value ($)
Certificates of Deposit and Bank Notes 16.5%
Banco del Estado de Chile:
0.24%, 5/4/2015	15,800,000	15,800,000
0.3%, 10/6/2015	5,000,000	5,000,000
0.31%, 9/2/2015	10,000,000	10,000,000
Bank of Montreal:
0.23%, 5/13/2015	12,500,000	12,500,000
0.25%, 7/15/2015	10,000,000	10,000,000
Bank of Nova Scotia, 0.26%, 8/3/2015	10,000,000	10,000,000
Credit Industriel et Commercial, 0.13%, 5/4/2015	50,000,000	50,000,000
DZ Bank AG:
0.24%, 5/18/2015	10,000,000	10,000,000
0.28%, 9/2/2015	10,000,000	10,000,000
0.33%, 9/18/2015	7,000,000	7,000,000
Norinchukin Bank, 0.24%, 6/12/2015	15,000,000	15,000,000
Rabobank Nederland NV, 0.3%, 9/17/2015	5,000,000	5,000,000
Skandinaviska Enskilda Banken AB, 0.22%, 5/22/2015	10,000,000	10,000,119
Standard Chartered Bank, 0.27%, 6/4/2015	12,500,000	12,500,000
Sumitomo Mitsui Banking Corp., 0.25%, 7/24/2015	10,000,000	10,000,000
The Toronto-Dominion Bank:
0.255%, 8/7/2015	10,000,000	10,000,135
0.26%, 8/11/2015	12,000,000	12,000,000
0.295%, 7/13/2015	7,000,000	7,000,000

Total Certificates of Deposit and Bank Notes (Cost $221,800,254)		221,800,254
Commercial Paper 57.6%
Issued at Discount ** 41.7%
Agricultural Bank of China Ltd., 0.31%, 5/19/2015	3,000,000	2,999,535
Apple, Inc., 0.22%, 6/17/2015	5,000,000	4,998,564
Bank Nederlandse Gemeenten, 0.285%, 9/17/2015	18,200,000	18,179,972
Bedford Row Funding Corp.:
144A, 0.35%, 8/27/2015	5,000,000	4,994,264
144A, 0.35%, 10/19/2015	6,500,000	6,489,194
144A, 0.47%, 12/11/2015	7,500,000	7,478,067
BNP Paribas, 0.1%, 5/1/2015	35,000,000	35,000,000
Caisse Centrale Desjardins, 0.19%, 5/20/2015	12,000,000	11,998,797
Caisse des Depots et Consignations, 144A, 0.285%, 9/22/2015	8,000,000	7,990,880
Carnival Corp., 0.43%, 5/1/2015	5,000,000	5,000,000
Catholic Health Initiatives, 0.22%, 5/5/2015	3,000,000	2,999,927
CNPC Finance HK Ltd.:
144A, 0.43%, 5/4/2015	4,000,000	3,999,857
144A, 0.43%, 5/18/2015	25,000,000	24,994,924
Coca-Cola Co., 0.31%, 9/16/2015	5,600,000	5,593,345
Collateralized Commercial Paper Co., LLC, 0.24%, 7/8/2015	15,000,000	14,993,200
Collateralized Commercial Paper II Co., LLC:
144A, 0.23%, 6/8/2015	14,800,000	14,796,407
144A, 0.24%, 6/9/2015	8,000,000	7,997,920
144A, 0.24%, 7/20/2015	10,000,000	9,994,667
144A, 0.27%, 5/6/2015	12,000,000	11,999,550
144A, 0.27%, 5/4/2015	12,000,000	11,999,730
DBS Bank Ltd.:
144A, 0.25%, 6/9/2015	4,000,000	3,998,917
144A, 0.25%, 7/7/2015	12,000,000	11,994,417
Dexia Credit Local:
0.24%, 5/5/2015	10,000,000	9,999,733
0.31%, 5/29/2015	5,000,000	4,998,794
Erste Abwicklungsanstalt, 144A, 0.3%, 10/8/2015	12,500,000	12,483,333
Hannover Funding Co., LLC:
0.18%, 6/5/2015	8,000,000	7,998,600
0.2%, 5/29/2015	12,500,000	12,498,055
Kells Funding LLC, 144A, 0.19%, 5/4/2015	10,000,000	9,999,842
Matchpoint Master Trust, 0.12%, 5/4/2015	26,000,000	25,999,740
MetLife Short Term Funding LLC:
144A, 0.17%, 7/1/2015	17,000,000	16,995,103
144A, 0.23%, 7/15/2015	14,000,000	13,993,292
Natixis, 0.06%, 5/1/2015	49,000,000	49,000,000
Nederlandse Waterschapsbank NV:
0.28%, 7/9/2015	6,000,000	5,996,780
0.295%, 9/14/2015	12,000,000	11,986,627
Nissan Motor Acceptance Corp., 0.33%, 5/5/2015	4,000,000	3,999,853
Old Line Funding LLC, 144A, 0.3%, 10/26/2015	17,500,000	17,474,042
Oversea-Chinese Banking Corp., Ltd., 0.25%, 5/4/2015	2,000,000	1,999,958
QUALCOMM, Inc., 0.12%, 6/9/2015	8,000,000	7,998,960
Regency Markets No. 1 LLC, 144A, 0.12%, 5/1/2015	25,000,000	25,000,000
Sinopec Century Bright Capital Investment Ltd., 0.41%, 5/15/2015	8,500,000	8,498,645
Standard Chartered Bank:
0.27%, 7/6/2015	16,000,000	15,992,080
0.32%, 6/8/2015	10,000,000	9,996,622
0.34%, 9/10/2015	10,000,000	9,987,533
Sumitomo Mitsui Banking Corp.:
0.24%, 6/3/2015	10,000,000	9,997,800
0.24%, 7/1/2015	10,000,000	9,995,933
United Overseas Bank Ltd., 0.27%, 9/14/2015	10,000,000	9,989,800
United Technologies Corp., 144A, 0.1%, 5/8/2015	6,000,000	5,999,883
UnitedHealth Group, Inc., 144A, 0.33%, 5/26/2015	10,000,000	9,997,708

		559,370,850
Issued at Par * 15.9%
ASB Finance Ltd., 144A, 0.271%, 5/22/2015	14,000,000	14,000,000
Australia & New Zealand Banking Group Ltd., 144A, 0.375%, 8/18/2015	8,000,000	8,000,000
Bank Nederlandse Gemeenten, 144A, 0.281%, 2/25/2016	7,000,000	7,000,000
Bank of Montreal, 0.28%, 10/9/2015	12,000,000	12,000,000
Bank of Nova Scotia, 0.362%, 5/23/2016	8,000,000	8,000,000
Bedford Row Funding Corp.:
144A, 0.262%, 6/24/2015	10,000,000	10,000,000
144A, 0.319%, 4/8/2016	5,000,000	5,000,000
Canadian Imperial Bank of Commerce, 0.256%, 5/8/2015	4,000,000	4,000,000
Commonwealth Bank of Australia, 144A, 0.29%, 4/7/2016	10,000,000	9,999,414
Dexia Credit Local, 0.324%, 7/1/2015	10,000,000	10,001,254
General Electric Capital Corp., 0.25%, 8/11/2015	16,000,000	16,000,000
HSBC Bank PLC, 144A, 0.312%, 12/23/2015	13,300,000	13,300,000
JPMorgan Chase Bank NA, 0.436%, 5/20/2016	20,000,000	20,000,718
National Australia Bank Ltd., 144A, 0.28%, 10/8/2015	8,000,000	8,000,000
Rabobank Nederland NV, 0.394%, 10/1/2015	5,000,000	5,001,094
Royal Bank of Canada:
0.268%, 9/3/2015	7,500,000	7,499,756
0.291%, 12/10/2015	7,500,000	7,500,000
Wells Fargo Bank NA:
0.31%, 9/9/2015	12,000,000	12,000,000
0.31%, 12/10/2015	8,000,000	8,000,000
Westpac Banking Corp.:
0.25%, 7/17/2015	10,000,000	10,000,369
144A, 0.26%, 3/10/2016	8,000,000	8,000,000
144A, 0.28%, 10/13/2015	10,000,000	10,000,000

		213,302,605

Total Commercial Paper (Cost $772,673,455)		772,673,455
Short-Term Notes 5.4%
Bank of Nova Scotia, 0.555% *, 12/31/2015	10,000,000	10,015,488
Canadian Imperial Bank of Commerce, 0.41% *, 8/18/2015	12,150,000	12,150,000
Commonwealth Bank of Australia, 144A, 0.281% *, 7/10/2015	10,300,000	10,300,000
Rabobank Nederland NV, 0.321% *, 7/6/2015	8,500,000	8,500,000
Svenska Handelsbanken AB, 144A, 0.391% *, 10/2/2015	15,000,000	15,000,000
Wal-Mart Stores, Inc., 5.319%, 6/1/2015	3,500,000	3,515,239
Wells Fargo Bank NA, 0.288% *, 6/16/2015	9,000,000	9,000,000
Westpac Banking Corp., 0.26% *, 5/11/2015	4,000,000	4,000,000

Total Short-Term Notes (Cost $72,480,727)		72,480,727
Government & Agency Obligations 4.6%
U.S. Government Sponsored Agencies 3.5%
Federal Home Loan Bank:
0.19%, 9/3/2015	4,500,000	4,499,727
0.2%, 9/17/2015	2,750,000	2,749,812
0.21%, 10/13/2015	4,000,000	3,999,492
Federal Home Loan Mortgage Corp., 0.12% **, 6/1/2015	5,250,000	5,249,458
Federal National Mortgage Association:
0.08% **, 5/1/2015	10,000,000	10,000,000
0.166% *, 10/21/2016	7,700,000	7,699,384
0.19% **, 12/14/2015	12,500,000	12,485,024

		46,682,897
U.S. Treasury Obligations 1.1%
U.S. Treasury Note, 0.25%, 7/31/2015	15,000,000	15,008,161

Total Government & Agency Obligations (Cost $61,691,058)		61,691,058
Time Deposits 6.7%
Bank of Scotland PLC, 0.06%, 5/1/2015	50,000,000	50,000,000
Credit Agricole Corporate & Investment Bank, 0.07%, 5/1/2015	39,422,462	39,422,462

Total Time Deposits (Cost $89,422,462)		89,422,462
Municipal Bonds and Notes 0.7%
New York, State Housing Finance Agency Revenue, 605 West 42nd Street, Series B, Optional Put with 0 day notice @ 100, 0.15% ***, 5/1/2048, LOC: Bank of China (Cost $10,000,000)	10,000,000	10,000,000
Repurchase Agreements 8.5%
BNP Paribas, 0.2%, dated 1/21/2015, to be repurchased at $16,512,283 on 6/4/2015 (a) (b)	16,500,000	16,500,000
JPMorgan Securities, Inc., 0.424%, dated 2/13/2015, to be repurchased at $12,524,586 on 7/30/2015 (a) (c)	12,500,000	12,500,000
JPMorgan Securities, Inc., 0.451%, dated 7/3/2014, to be repurchased at $25,122,772 on 7/30/2015 (a) (d)	25,000,000	25,000,000
Nomura Securities International, 0.12%, dated 4/30/2015, to be repurchased at $50,000,167 on 5/1/2015 (e)	50,000,000	50,000,000
Wells Fargo Bank, 0.4%, dated 2/2/2015, to be repurchased at $10,009,778 on 5/1/2015 (a) (f)	10,000,000	10,000,000

Total Repurchase Agreements (Cost $114,000,000)		114,000,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,342,067,956) †	100.0	1,342,067,956
Other Assets and Liabilities, Net	0.0	(71,867)

Net Assets	100.0	1,341,996,089

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of April 30, 2015.

**	Annualized yield at time of purchase; not a coupon rate.
***
Variable rate demand notes are securities whose interest rates are reset periodically at market levels.  These securities are payable on demand and are shown at their current rates as of April 30, 2015.

†	The cost for federal income tax purposes was $1,342,067,956.
(a)
Open maturity repurchase agreement whose interest rate resets periodically and is shown at the current rate as of  April 30, 2015. The dated date is the original day the repurchase agreement was entered into, the maturity date represents the next repurchase date.  Upon notice, both the Fund and counterparty have the right to terminate the repurchase agreement at any time.

(b)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
29,287	American Tower Corp.	5.9	11/1/2021	34,392
3,714,620	Bank of America Corp.	4.25	10/22/2026	3,737,036
316,761	Eli Lilly & Co.	3.7	3/1/2045	308,178
2,186,949	Entergy Texas, Inc.	7.125	2/1/2019	2,627,695
71,092	Export-Import Bank of Korea	1.75	2/27/2018	71,391
256,061	Intesa Sanpaolo SpA	3.625	8/12/2015	259,821
1,273,808	Korea Development Bank	1.0	1/22/2016	1,278,970
75,449	MDC-GMTN BV	3.25	4/28/2022	78,367
4,764	National City Corp.	6.875	5/15/2019	5,736
7,150	NBCUniversal Media LLC	4.375	4/1/2021	8,004
1,058,004	NextEra Energy Capital Holdings, Inc.	7.875	12/15/2015	1,134,266
26,106	OCP CLO Ltd.	1.724	7/17/2026	26,011
31,354	Octagon Investment Partners XVI Ltd.	1.394	7/17/2025	30,823
26,800	Petroleos Mexicanos	5.5	1/21/2021	29,899
990,573	Prudential Financial, Inc.	6.625	12/1/2037	1,316,482
1,201,022	The Toronto-Dominion Bank	2.2	7/29/2015	1,212,649
3,016,880	Verizon Communications,Inc.	6.4	9/15/2033	3,698,092
1,348,911	Walt Disney Co.	2.35	12/1/2022	1,356,595
25,686	Williams Partners LP	3.6	3/15/2022	25,875
Total Collateral Value				17,240,282

(c)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
6,470,000	General Motors Co.	5.2	4/1/2045	6,996,831
5,915,000	General Motors Financial Co., Inc.	3.45	4/10/2022	5,882,093
Total Collateral Value				12,878,924

(d)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
2,530,000	General Motors Co.	5.2	4/1/2045	2,736,010
1,515,000	General Motors Financial Co., Inc.	1.631	4/10/2018	1,524,160
14,506,000	Hospira, Inc.	5.2-6.05	3/30/2017-8/12/2020	16,339,534
5,296,000	ONEOK, Inc.	4.25	2/1/2022	5,153,470
Total Collateral Value				25,753,174

(e)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
204,755	Federal Home Loan Mortgage Corp.	3.0-5.5	4/1/2019-12/1/2038	224,732
3,992,939	Federal National Mortgage Association	1.959-5.5	11/1/2020-4/1/2045	4,507,413
42,084,865	Government National Mortgage Association	2.5-8.0	10/15/2023-4/20/2045	46,267,855
Total Collateral Value				51,000,000

(f)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
98,238,957	FHLMC Multifamily Structured Pass-Through Certificates - Interest Only	1.345-2.035	4/25/2020-11/25/2040	6,214,450
605,959,410	FREMF Mortgage Trust - Interest Only	0.1-5.405	5/25/2020-9/25/2043	3,370,197
929,173	FREMF Mortgage Trust	5.405	9/25/2043	1,044,323
620,000	International Bank for Reconstruction & Development	0.7	1/17/2017	621,386
Total Collateral Value				10,206,033

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Interest Only: Interest Only (IO) bonds represent the “interest only” portion of payments on a pool of underlying mortgages or mortgage‐backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

LOC: Letter of Credit

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by the fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of April 30, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities(g)	$—	$1,228,067,956	$—	$1,228,067,956
Repurchase Agreements	$—	114,000,000	$—	114,000,000
Total	$—	$1,342,067,956	$—	$1,342,067,956

There have been no transfers between fair value measurement levels during the period ended April 30, 2015.
(g)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Money Market Prime Series, a series of Deutsche Money Funds

By:	/s/Brian E. Binder Brian E. Binder President

Date:	June 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	June 22, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	June 22, 2015